Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates
%

Computers, manufacturing and peripheral equipment	6 – 33
Office, furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule of Stock Option Granted Assumptions
	December 31,
	2024	2023	2022

Dividend yield	0%	0%	0%
Volatility	42% - 61%	41% - 63%	47% - 73%
Risk-free interest	4.3% - 4.4%	4.1% - 5.5%	2.1% - 4.1%
Early exercise multiple	1.70	2.10	2.20

Schedule of Accumulated Other Comprehensive Income, Net
	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	$ thousands	$ thousands	$ thousands

Balance as of January 1, 2024	920	(9,007)	(8,087)
Other comprehensive income (loss) before
reclassifications	6	(1,459)	(1,453)
Amounts reclassified from AOCI	(520)	-	(520)
Other comprehensive income	(514)	(1,459)	(1,973)

Balance as of December 31, 2024	406	(10,466)	(10,060)